Leases - Summary of Right of Use Assets and Lease Liabilities and the Movements (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	₽ 9,269	₽ 5,534
Beginning balance	9,609	5,333
Additions	8,443	5,371
Remeasurement / modification	143	(28)
Depreciation expense	(3,013)	(1,608)
Payments	(3,540)	(1,700)
Additions	8,275	5,171
Remeasurement / modification	143	(28)
Interest expense	1,299	833
Disposals	(275)
Adjustment of Lease Payments	(21)
Disposals	(263)
Balance at End of Period	14,579	9,269
Ending Balance	15,490	9,609
Fulfillment and sorting centers [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	3,689	1,295
Additions	5,931	3,064
Remeasurement / modification	145	(65)
Reclassification		31
Depreciation expense	(1,320)	(636)
Change in use of leased premises	518
Disposals	(25)
Balance at End of Period	8,938	3,689
Office premises [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	3,760	3,898
Additions	435	495
Remeasurement / modification		27
Depreciation expense	(647)	(660)
Change in use of leased premises	(518)
Disposals	(6)
Balance at End of Period	3,024	3,760
Pickup points [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,084	256
Additions	1,503	1,016
Remeasurement / modification	(2)	10
Reclassification		(31)
Depreciation expense	(682)	(167)
Disposals	(232)
Balance at End of Period	1,671	1,084
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	736	85
Additions	574	796
Depreciation expense	(364)	(145)
Balance at End of Period	₽ 946	₽ 736